Warrants (Details) - Schedule of optimal exercise of the Company’s redemption option at the earliest possible date - $ / shares	1 Months Ended	12 Months Ended
	Jul. 23, 2021	Dec. 31, 2021
Schedule of optimal exercise of the Company’s redemption option at the earliest possible date [Abstract]
Market price of public stock (in Dollars per share)	$ 10	$ 5.66
Exercise price (in Dollars per share)	$ 11.5	$ 11.5
Expected term (years)	5 years	4 years 6 months 25 days
Volatility	54.14%	50.80%
Risk-free interest rate	0.72%	1.20%
Dividend rate	0.00%	0.00%